Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.7%
Ambev SA	7,670,534	$21,334,527
Atacadao SA	1,024,522	2,360,415
B3 SA - Brasil, Bolsa, Balcao	9,477,899	25,610,479
Banco Bradesco SA	2,656,177	7,706,181
Banco BTG Pactual SA	1,925,598	13,903,913
Banco do Brasil SA	1,413,003	15,579,621
Banco Santander Brasil SA	619,295	3,900,437
BB Seguridade Participacoes SA	1,137,743	7,235,066
CCR SA	1,678,565	4,617,542
Centrais Eletricas Brasileiras SA	1,945,170	16,147,671
Cia. de Saneamento Basico do Estado de Sao Paulo	556,240	7,634,944
Cia. Siderurgica Nacional SA	1,052,496	3,511,135
Cosan SA	2,033,729	7,334,076
CPFL Energia SA	392,788	2,956,653
Energisa SA	365,776	3,922,280
Eneva SA(a)	1,468,253	3,785,441
Engie Brasil Energia SA	327,438	2,893,825
Equatorial Energia SA	1,696,865	11,742,104
Hapvida Participacoes e Investimentos SA(a)(b)	8,021,822	7,122,106
Hypera SA	612,986	4,206,919
JBS SA	1,259,352	5,938,493
Klabin SA	1,250,955	5,736,239
Localiza Rent a Car SA	1,476,271	18,007,804
Localiza Rent a Car SA, NVS(a)	7,642	87,722
Lojas Renner SA	1,545,362	5,139,642
Magazine Luiza SA(a)	4,907,067	2,013,851
Natura & Co. Holding SA(a)	1,469,954	4,924,684
Petroleo Brasileiro SA	6,107,044	46,776,355
PRIO SA(a)	1,300,576	12,136,296
Raia Drogasil SA	2,118,439	12,085,567
Rede D’Or Sao Luiz SA(b)	933,073	5,042,562
Rumo SA	2,112,554	9,828,727
Sendas Distribuidora SA	2,222,596	5,838,658
Suzano SA	1,292,024	14,117,096
Telefonica Brasil SA	666,221	7,141,297
Tim SA	1,259,844	4,412,737
TOTVS SA	878,269	5,943,690
Ultrapar Participacoes SA	1,224,149	6,279,855
Vale SA	5,551,555	83,295,037
Vibra Energia SA	1,945,516	9,229,447
WEG SA	2,712,651	18,842,868
		456,323,962
Chile — 0.5%
Banco de Chile	74,166,308	8,340,560
Banco de Credito e Inversiones SA	121,782	3,270,513
Banco Santander Chile	109,524,691	5,376,747
Cencosud SA	2,076,649	3,857,331
Cia. Sud Americana de Vapores SA	25,329,723	1,469,568
Empresas CMPC SA	1,885,381	3,646,893
Empresas Copec SA	650,376	4,813,446
Enel Americas SA(a)	35,061,295	4,082,009
Enel Chile SA	44,749,965	2,822,560
Falabella SA	1,370,340	3,199,981
Latam Airlines Group SA	279,013,666	2,719,276
		43,598,884
Colombia — 0.1%
Bancolombia SA	420,665	3,322,707
Interconexion Electrica SA ESP	775,777	2,928,591
		6,251,298
Security	Shares	Value

Czech Republic — 0.2%
CEZ AS	263,484	$11,655,896
Komercni Banka AS	124,731	3,864,889
Moneta Money Bank AS(b)	528,944	2,068,116
		17,588,901
Egypt — 0.0%
Commercial International Bank Egypt SAE	1,773,810	2,749,809
Eastern Co. SAE	790,715	411,231
Egyptian Financial Group-Hermes Holding Co.(a)	822,113	304,740
		3,465,780
Greece — 0.7%
Alpha Services and Holdings SA(a)	3,651,987	6,213,524
Eurobank Ergasias Services and Holdings SA, Class A(a)	4,250,110	7,834,545
Hellenic Telecommunications Organization SA	290,391	4,263,035
JUMBO SA	181,938	4,760,872
Motor Oil Hellas Corinth Refineries SA	108,761	2,935,983
Mytilineos SA	175,354	7,012,671
National Bank of Greece SA(a)	1,263,886	8,662,608
OPAP SA	286,430	4,580,404
Piraeus Financial Holdings SA(a)	1,125,485	4,010,311
Public Power Corp. SA(a)	329,175	3,874,852
		54,148,805
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	765,153	6,092,292
OTP Bank Nyrt	389,698	16,215,295
Richter Gedeon Nyrt	236,270	5,954,961
		28,262,548
India — 22.4%
ABB India Ltd.	86,631	4,595,094
Adani Enterprises Ltd.	279,085	7,907,379
Adani Green Energy Ltd.(a)	524,715	6,473,228
Adani Ports & Special Economic Zone Ltd.	859,773	8,523,073
Adani Power Ltd.(a)	1,267,499	6,558,355
Ambuja Cements Ltd.	981,971	5,179,135
APL Apollo Tubes Ltd.	245,119	4,960,505
Apollo Hospitals Enterprise Ltd.	164,834	10,935,018
Ashok Leyland Ltd.	2,406,578	5,287,116
Asian Paints Ltd.	629,132	23,537,377
Astral Ltd.	205,307	4,805,840
AU Small Finance Bank Ltd.(b)	285,587	2,544,487
Aurobindo Pharma Ltd.	439,637	5,487,742
Avenue Supermarts Ltd.(a)(b)	266,301	12,617,681
Axis Bank Ltd.	3,694,047	47,693,812
Bajaj Auto Ltd.	111,786	8,179,505
Bajaj Finance Ltd.	444,981	38,039,621
Bajaj Finserv Ltd.	627,566	12,618,044
Bajaj Holdings & Investment Ltd.	45,644	4,028,011
Balkrishna Industries Ltd.	125,812	3,891,943
Bandhan Bank Ltd.(b)	1,154,952	3,135,717
Bank of Baroda	1,719,435	4,070,173
Berger Paints India Ltd.	499,981	3,443,772
Bharat Electronics Ltd.	6,046,831	10,598,027
Bharat Forge Ltd.	417,563	5,614,904
Bharat Petroleum Corp. Ltd.	1,257,453	6,581,477
Bharti Airtel Ltd.	3,654,785	44,540,146
Britannia Industries Ltd.	178,722	10,391,309
CG Power and Industrial Solutions Ltd.	1,018,849	5,494,015
Cholamandalam Investment and Finance Co. Ltd.	677,905	9,099,528
Cipla Ltd.	858,484	12,484,863
Coal India Ltd.	2,562,118	10,532,285
Colgate-Palmolive India Ltd.	202,696	5,346,026

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Container Corp. of India Ltd.	454,097	$4,232,172
Cummins India Ltd.	229,523	5,256,906
Dabur India Ltd.	1,022,666	6,595,536
Divi’s Laboratories Ltd.	196,777	8,943,255
DLF Ltd.	1,027,716	7,721,978
Dr. Reddy’s Laboratories Ltd.	177,501	12,332,685
Eicher Motors Ltd.	224,467	10,502,495
GAIL India Ltd.	3,783,997	5,989,640
Godrej Consumer Products Ltd.	677,439	8,191,063
Godrej Properties Ltd.(a)	212,208	4,779,878
Grasim Industries Ltd.	438,015	10,552,972
Havells India Ltd.	404,397	6,323,512
HCL Technologies Ltd.	1,553,890	25,038,737
HDFC Asset Management Co. Ltd.(b)	138,498	4,931,395
HDFC Bank Ltd.	4,579,092	85,846,048
HDFC Life Insurance Co. Ltd.(b)	1,593,820	13,229,049
Hero MotoCorp Ltd.	179,017	8,208,312
Hindalco Industries Ltd.	2,013,502	12,486,986
Hindustan Aeronautics Ltd., NVS	323,864	9,256,801
Hindustan Petroleum Corp. Ltd.(a)	923,206	3,852,603
Hindustan Unilever Ltd.	1,343,909	41,036,098
ICICI Bank Ltd.	8,387,029	93,664,052
ICICI Lombard General Insurance Co. Ltd.(b)	398,580	7,082,388
ICICI Prudential Life Insurance Co. Ltd.(b)	520,798	3,515,470
IDFC First Bank Ltd.(a)	5,816,600	5,955,402
Indian Hotels Co. Ltd. (The), Class A	1,411,548	7,144,875
Indian Oil Corp. Ltd.	4,636,100	6,224,099
Indian Railway Catering & Tourism Corp. Ltd.	389,844	3,302,549
Indraprastha Gas Ltd.	506,273	2,365,494
IndusInd Bank Ltd.	440,211	7,739,109
Info Edge India Ltd.	116,651	6,461,609
Infosys Ltd.	5,417,385	94,690,782
InterGlobe Aviation Ltd.(a)(b)	226,327	7,348,685
ITC Ltd.	4,887,910	25,552,057
Jindal Steel & Power Ltd.	600,223	4,844,943
Jio Financial Services Ltd., NVS(a)	5,015,167	13,795,750
JSW Steel Ltd.	1,006,581	9,688,368
Jubilant Foodworks Ltd.	657,979	4,431,569
Kotak Mahindra Bank Ltd.	1,782,066	37,568,743
Larsen & Toubro Infotech Ltd.(b)	146,665	9,756,380
Larsen & Toubro Ltd.	1,106,156	41,293,476
Lupin Ltd.	341,447	5,245,728
Macrotech Developers Ltd.	335,624	3,548,464
Mahindra & Mahindra Ltd.	1,515,702	29,982,105
Marico Ltd.	867,076	5,603,503
Maruti Suzuki India Ltd.	220,986	28,135,835
Max Healthcare Institute Ltd.	1,293,395	9,854,419
Mphasis Ltd.	124,889	3,533,899
MRF Ltd.	3,031	4,061,866
Muthoot Finance Ltd.	200,745	3,572,869
Nestle India Ltd.	55,379	16,092,131
NTPC Ltd.	7,168,131	22,480,861
Oil & Natural Gas Corp. Ltd.	5,132,124	11,992,858
One 97 Communications Ltd., NVS(a)	345,275	3,626,280
Page Industries Ltd.	10,126	4,528,111
Persistent Systems Ltd.	77,020	5,910,804
Petronet LNG Ltd.	1,257,161	3,062,655
PI Industries Ltd.	139,042	6,287,203
Pidilite Industries Ltd.	251,093	7,683,649
Polycab India Ltd.	66,804	4,219,942
Power Finance Corp. Ltd.	2,403,444	9,660,717
Power Grid Corp. of India Ltd.	7,623,580	19,120,312
Security	Shares	Value

India (continued)
REC Ltd.	2,115,973	$8,850,821
Reliance Industries Ltd.	4,972,474	141,924,499
Samvardhana Motherson International Ltd.	3,875,888	4,287,689
SBI Cards & Payment Services Ltd.	469,052	4,161,200
SBI Life Insurance Co. Ltd.(b)	741,820	12,786,950
Shree Cement Ltd.	15,307	4,913,053
Shriram Transport Finance Co. Ltd.	462,115	11,132,655
Siemens Ltd.	143,904	6,318,423
Sona Blw Precision Forgings Ltd.(b)	670,573	4,490,650
SRF Ltd.	249,515	7,091,673
State Bank of India	2,909,791	19,744,187
Sun Pharmaceutical Industries Ltd.	1,569,238	23,102,674
Supreme Industries Ltd.	104,172	5,542,503
Suzlon Energy Ltd.(a)	13,944,884	6,814,108
Tata Communications Ltd.	159,706	3,266,271
Tata Consultancy Services Ltd.	1,493,888	62,595,414
Tata Consumer Products Ltd.	918,979	10,376,925
Tata Elxsi Ltd.	57,269	5,675,845
Tata Motors Ltd.	2,751,849	23,343,820
Tata Motors Ltd., Class A	637,948	3,655,089
Tata Power Co. Ltd. (The)	2,368,272	7,612,623
Tata Steel Ltd.	12,055,451	18,526,298
Tech Mahindra Ltd.	883,695	12,954,912
Titan Co. Ltd.	586,204	24,560,357
Torrent Pharmaceuticals Ltd.	165,837	4,221,728
Trent Ltd.	301,731	10,095,307
Tube Investments of India Ltd.	174,812	7,069,595
TVS Motor Co. Ltd.	393,280	8,807,881
UltraTech Cement Ltd.	190,423	20,581,673
United Spirits Ltd.	487,635	6,140,452
UPL Ltd.	716,419	4,906,899
Varun Beverages Ltd.	757,709	10,059,390
Vedanta Ltd.	1,398,703	3,921,548
Wipro Ltd.	2,129,387	10,545,407
Yes Bank Ltd.(a)	21,515,115	4,995,820
Zomato Ltd.(a)	8,376,085	11,932,453
		1,788,140,132
Indonesia — 2.6%
Adaro Energy Indonesia Tbk PT	23,766,500	4,018,168
Amman Mineral Internasional PT(a)	9,626,200	4,468,642
Aneka Tambang Tbk	13,162,900	1,477,788
Astra International Tbk PT	32,803,600	11,430,017
Bank Central Asia Tbk PT	90,366,200	52,302,451
Bank Mandiri Persero Tbk PT	61,331,400	23,126,279
Bank Negara Indonesia Persero Tbk PT	24,332,300	8,278,769
Bank Rakyat Indonesia Persero Tbk PT	111,564,571	37,968,126
Barito Pacific Tbk PT	45,941,576	3,094,810
Charoen Pokphand Indonesia Tbk PT	12,570,600	4,214,514
GoTo Gojek Tokopedia Tbk PT(a)	1,380,554,863	8,645,929
Indah Kiat Pulp & Paper Tbk PT	4,199,200	2,376,122
Indofood CBP Sukses Makmur Tbk PT	4,163,500	3,100,479
Indofood Sukses Makmur Tbk PT	7,364,500	3,052,069
Kalbe Farma Tbk PT	34,969,300	3,645,374
Merdeka Copper Gold Tbk PT(a)	16,689,959	2,724,790
Sarana Menara Nusantara Tbk PT	33,408,800	2,153,543
Semen Indonesia Persero Tbk PT	5,531,223	2,318,485
Sumber Alfaria Trijaya Tbk PT	28,700,300	5,310,758
Telkom Indonesia Persero Tbk PT	79,720,500	19,384,508
Unilever Indonesia Tbk PT	12,439,700	2,928,095
United Tractors Tbk PT	2,532,700	3,577,118
		209,596,834

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	137,561	$15

Kuwait — 1.1%
Agility Public Warehousing Co. KSC(a)	2,521,241	4,410,266
Boubyan Bank KSCP	2,272,130	4,290,064
Gulf Bank KSCP	3,111,778	2,549,382
Kuwait Finance House KSCP	13,368,339	30,258,096
Mabanee Co. KPSC	1,153,009	3,131,471
Mobile Telecommunications Co. KSCP	3,143,096	4,977,405
National Bank of Kuwait SAKP	12,345,586	35,378,585
		84,995,269
Malaysia — 1.9%
AMMB Holdings Bhd	2,855,000	2,427,164
Axiata Group Bhd	4,693,200	2,276,782
CIMB Group Holdings Bhd	10,615,900	12,873,130
Dialog Group Bhd	5,806,900	2,755,546
DiGi.Com Bhd	6,092,900	5,675,112
Gamuda Bhd	3,188,300	3,263,911
Genting Bhd	3,513,800	3,531,041
Genting Malaysia Bhd	4,794,000	2,748,368
Hong Leong Bank Bhd	1,078,200	4,396,188
IHH Healthcare Bhd	3,588,900	4,497,278
Inari Amertron Bhd	4,511,200	2,831,369
IOI Corp. Bhd	4,374,900	3,777,570
Kuala Lumpur Kepong Bhd	807,900	3,796,276
Malayan Banking Bhd	8,983,000	17,316,166
Malaysia Airports Holdings Bhd	1,176,344	1,814,147
Maxis Bhd	4,060,800	3,398,888
MISC Bhd	2,353,600	3,634,530
MR DIY Group M Bhd(b)	5,010,550	1,645,271
Nestle Malaysia Bhd	83,800	2,255,289
Petronas Chemicals Group Bhd	4,627,700	7,180,204
Petronas Dagangan Bhd	462,500	2,213,489
Petronas Gas Bhd	1,343,800	4,862,425
PPB Group Bhd	1,053,440	3,187,789
Press Metal Aluminium Holdings Bhd	6,183,000	6,372,553
Public Bank Bhd	23,522,000	21,561,226
QL Resources Bhd	1,989,800	2,395,703
RHB Bank Bhd	2,495,300	2,919,138
Sime Darby Bhd	4,640,800	2,461,716
Sime Darby Plantation Bhd	3,535,800	3,417,292
Telekom Malaysia Bhd	1,925,700	2,178,517
Tenaga Nasional Bhd	4,318,200	9,260,389
		152,924,467
Mexico — 3.6%
Alfa SAB de CV, Class A	4,926,200	3,593,572
America Movil SAB de CV	30,313,771	27,419,141
Arca Continental SAB de CV	851,908	8,698,845
Banco del Bajio SA(b)	1,267,906	4,020,857
Cemex SAB de CV, NVS(a)	24,723,454	17,181,224
Coca-Cola Femsa SAB de CV	870,500	7,316,440
Fibra Uno Administracion SA de CV	4,699,700	7,562,922
Fomento Economico Mexicano SAB de CV	3,184,683	40,500,491
Gruma SAB de CV, Class B	305,305	5,658,035
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	418,400	3,798,928
Grupo Aeroportuario del Pacifico SAB de CV, Class B	631,701	9,622,179
Grupo Aeroportuario del Sureste SAB de CV, Class B	317,929	7,506,298
Grupo Bimbo SAB de CV, Series A(d)	2,165,781	10,928,350
Grupo Carso SAB de CV, Series A1	953,763	8,762,528
Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	4,227,886	$39,315,189
Grupo Financiero Inbursa SAB de CV, Class O(a)	3,041,909	7,434,668
Grupo Mexico SAB de CV, Series B	5,068,186	23,230,462
Industrias Penoles SAB de CV(a)(d)	330,015	4,840,448
Kimberly-Clark de Mexico SAB de CV, Class A	2,487,387	5,032,489
Operadora De Sites Mexicanos SAB de CV	2,170,600	2,728,169
Orbia Advance Corp. SAB de CV	1,626,511	3,473,374
Prologis Property Mexico SA de CV	947,400	4,079,027
Promotora y Operadora de Infraestructura SAB de CV	318,833	3,137,573
Wal-Mart de Mexico SAB de CV	8,522,851	33,412,265
		289,253,474
Netherlands — 0.1%
NEPI Rockcastle NV	791,783	4,872,188
Pepco Group NV(a)	263,740	1,496,133
		6,368,321
Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	360,426	3,438,464
Credicorp Ltd.	109,115	13,697,206
Southern Copper Corp.	137,324	9,877,715
		27,013,385
Philippines — 0.9%
Aboitiz Equity Ventures Inc.	2,990,830	2,529,202
Ayala Corp.	396,450	4,744,950
Ayala Land Inc.	11,012,800	6,194,993
Bank of the Philippine Islands	3,313,788	6,173,230
BDO Unibank Inc.	3,939,872	9,484,963
International Container Terminal Services Inc.	1,688,260	6,570,477
JG Summit Holdings Inc.	4,630,280	3,212,575
Jollibee Foods Corp.	770,390	3,146,438
Manila Electric Co.	479,220	3,106,166
Metropolitan Bank & Trust Co.	3,073,417	2,766,574
PLDT Inc.	120,665	2,787,829
SM Investments Corp.	400,875	5,919,225
SM Prime Holdings Inc.	16,580,000	9,651,000
Universal Robina Corp.	1,454,170	2,951,400
		69,239,022
Poland — 1.3%
Allegro.eu SA (a)(b)	830,229	6,004,016
Bank Polska Kasa Opieki SA	305,224	10,723,232
Budimex SA	21,739	3,012,839
CD Projekt SA	106,324	2,895,540
Cyfrowy Polsat SA(a)	400,501	1,283,542
Dino Polska SA(a)(b)	81,244	9,048,579
KGHM Polska Miedz SA	229,348	6,608,868
LPP SA	1,767	6,571,761
mBank SA(a)	25,264	3,560,573
ORLEN SA	959,771	14,169,166
PGE Polska Grupa Energetyczna SA(a)	1,494,856	3,139,618
Powszechna Kasa Oszczednosci Bank Polski SA(a)	1,441,548	17,148,186
Powszechny Zaklad Ubezpieczen SA	1,005,161	11,449,269
Santander Bank Polska SA(a)	59,494	7,391,475
		103,006,664
Qatar — 1.2%
Barwa Real Estate Co.	3,726,513	2,763,484
Commercial Bank PSQC (The)	5,348,598	7,819,202
Dukhan Bank	3,069,066	3,251,678
Industries Qatar QSC	2,509,929	8,611,827
Masraf Al Rayan QSC	9,219,366	6,286,334
Mesaieed Petrochemical Holding Co.	7,595,400	3,503,754

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Ooredoo QPSC	1,406,292	$3,969,046
Qatar Electricity & Water Co. QSC	799,572	3,703,386
Qatar Fuel QSC	260,481	1,137,403
Qatar Gas Transport Co. Ltd.	4,272,934	3,797,226
Qatar International Islamic Bank QSC	1,677,006	4,614,485
Qatar Islamic Bank SAQ	2,756,514	14,365,113
Qatar National Bank QPSC	7,625,193	32,847,217
		96,670,155
Russia — 0.0%
Alrosa PJSC(c)	1,271,273	141
Gazprom PJSC(a)(c)	5,613,440	624
Inter RAO UES PJSC(c)	19,580,300	2,176
LUKOIL PJSC(c)	197,285	22
MMC Norilsk Nickel PJSC(a)(c)	29,789	3
Mobile TeleSystems PJSC(c)	418,880	47
Moscow Exchange MICEX-RTS PJSC(c)	631,870	70
Novatek PJSC(c)	433,150	48
Novolipetsk Steel PJSC(a)(c)	785,210	87
Ozon Holdings PLC, ADR(a)(c)	534	—
PhosAgro PJSC(a)(c)	22,411	3
PhosAgro PJSC, GDR(a)(c)(e)	1	—
PhosAgro PJSC, New(c)	433	4
Polyus PJSC(a)(c)	13,397	2
Rosneft Oil Co. PJSC(c)	532,936	59
Sberbank of Russia PJSC(c)	4,933,827	548
Severstal PAO(a)(c)	109,143	12
Surgutneftegas PJSC(c)	3,671,000	408
Tatneft PJSC(c)	685,605	76
TCS Group Holding PLC, GDR(a)(c)(e)	58,085	7
United Co. RUSAL International PJSC(a)(c)	1,500,930	167
VK Co. Ltd.(a)(c)	873	—
VTB Bank PJSC(a)(c)	1,160,968,000	129
X5 Retail Group NV, GDR(a)(c)	67,732	8
Yandex NV(a)(c)	149,219	17
		4,658
Saudi Arabia — 5.7%
ACWA Power Co.	157,286	9,614,840
Advanced Petrochemical Co.	203,907	2,035,663
Al Rajhi Bank	3,188,855	65,000,401
Alinma Bank	1,607,196	15,345,880
Almarai Co. JSC	417,472	6,209,500
Arab National Bank	1,097,831	7,025,177
Arabian Internet & Communications Services Co.	39,728	3,298,710
Bank AlBilad	805,185	8,211,040
Bank Al-Jazira(a)	658,038	2,978,914
Banque Saudi Fransi	972,024	9,699,145
Bupa Arabia for Cooperative Insurance Co.	130,545	6,927,510
Co. for Cooperative Insurance (The)	115,401	3,789,792
Dallah Healthcare Co.	59,369	2,627,017
Dar Al Arkan Real Estate Development Co.(a)	888,560	3,531,685
Dr Sulaiman Al Habib Medical Services Group Co.	144,718	10,848,113
Elm Co.	39,972	7,941,252
Etihad Etisalat Co.	629,979	7,758,238
Jarir Marketing Co.	972,664	3,779,963
Mobile Telecommunications Co.	721,551	2,715,597
Mouwasat Medical Services Co.	161,693	4,853,161
Nahdi Medical Co.	61,411	2,221,976
National Industrialization Co.(a)	514,356	1,672,595
Power & Water Utility Co. for Jubail & Yanbu	122,352	1,925,759
Rabigh Refining & Petrochemical Co.(a)	700,083	2,034,023
Reinet Investments SCA	232,236	5,451,209
Security	Shares	Value

Saudi Arabia (continued)
Riyad Bank	2,401,656	$17,103,841
SABIC Agri-Nutrients Co.	382,549	14,040,085
Sahara International Petrochemical Co.	577,992	4,994,597
Saudi Arabian Mining Co.(a)	2,113,528	22,461,576
Saudi Arabian Oil Co.(b)	4,384,441	38,762,944
Saudi Aramco Base Oil Co.	82,558	3,018,843
Saudi Awwal Bank	1,647,516	15,275,085
Saudi Basic Industries Corp.	1,467,480	31,021,835
Saudi Electricity Co.	1,341,205	6,459,553
Saudi Industrial Investment Group	599,366	3,603,519
Saudi Investment Bank (The)	815,955	3,263,383
Saudi Kayan Petrochemical Co.(a)	1,182,066	3,567,924
Saudi National Bank (The)	4,797,513	44,699,949
Saudi Research & Media Group(a)	59,583	2,531,601
Saudi Tadawul Group Holding Co.	78,023	3,805,068
Saudi Telecom Co.	3,259,758	33,455,760
Savola Group (The)	443,596	4,434,186
Yanbu National Petrochemical Co.	436,617	4,389,480
		454,386,389
South Africa — 3.9%
Absa Group Ltd.	1,370,128	12,636,492
Anglo American Platinum Ltd.	106,623	4,514,910
Aspen Pharmacare Holdings Ltd.	622,266	6,111,006
Bid Corp. Ltd.	552,259	12,107,000
Bidvest Group Ltd. (The)	466,238	5,831,175
Capitec Bank Holdings Ltd.	142,269	14,821,913
Clicks Group Ltd.	391,461	6,128,814
Discovery Ltd.	880,147	6,211,511
Exxaro Resources Ltd.	410,173	4,091,536
FirstRand Ltd.	8,173,968	29,238,965
Gold Fields Ltd.	1,465,748	22,460,234
Harmony Gold Mining Co. Ltd.	928,257	5,818,758
Impala Platinum Holdings Ltd.	1,449,174	5,892,652
Kumba Iron Ore Ltd.	107,638	3,381,779
MTN Group Ltd.	2,740,502	14,971,645
Naspers Ltd., Class N	304,493	56,154,153
Nedbank Group Ltd.	707,358	8,022,446
Northam Platinum Holdings Ltd.	578,356	3,732,526
Old Mutual Ltd.	8,169,117	4,983,481
OUTsurance Group Ltd., NVS	1,534,120	3,377,282
Pepkor Holdings Ltd.(b)	3,312,030	3,271,401
Remgro Ltd.	817,079	6,293,908
Sanlam Ltd.	2,897,626	10,438,447
Sasol Ltd.	924,750	10,215,978
Shoprite Holdings Ltd.	819,637	11,180,673
Sibanye Stillwater Ltd.	4,555,893	5,013,558
Standard Bank Group Ltd.	2,189,912	23,259,157
Vodacom Group Ltd.	976,432	5,024,277
Woolworths Holdings Ltd.	1,549,162	5,547,029
		310,732,706
South Korea — 16.7%
Amorepacific Corp.	47,978	4,792,973
Celltrion Healthcare Co. Ltd.	175,771	10,130,834
Celltrion Inc.	179,241	22,575,447
Celltrion Pharm Inc.(a)	29,624	1,833,729
CJ CheilJedang Corp.	13,458	3,218,925
CosmoAM&T Co. Ltd.(a)	39,950	5,084,649
Coway Co. Ltd.	89,695	3,453,523
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(d)	92,392	1,947,303
DB Insurance Co. Ltd.	76,772	4,953,440
Doosan Bobcat Inc.	91,405	3,216,593

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Doosan Enerbility Co. Ltd.(a)	719,325	$8,785,510
Ecopro BM Co. Ltd.(d)	79,927	16,923,403
Ecopro Co. Ltd.	32,554	18,779,878
F&F Co. Ltd./New	24,898	1,651,532
GS Holdings Corp.	80,770	2,575,273
Hana Financial Group Inc.	479,737	15,436,274
Hankook Tire & Technology Co. Ltd.	123,531	4,323,700
Hanmi Pharm Co. Ltd.	11,338	2,692,172
Hanmi Semiconductor Co. Ltd.	73,307	3,597,462
Hanon Systems	291,456	1,630,955
Hanwha Aerospace Co. Ltd.	59,135	5,783,469
Hanwha Solutions Corp.(a)	174,983	4,511,096
HD Hyundai Co. Ltd.	72,436	3,376,210
HD Hyundai Heavy Industries Co. Ltd.(a)	37,031	3,579,957
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	69,483	5,996,999
HLB Inc.(a)	189,897	4,682,571
HMM Co. Ltd.	408,343	4,891,141
Hotel Shilla Co. Ltd.	50,571	2,567,676
HYBE Co. Ltd.(a)	34,037	5,662,038
Hyundai Engineering & Construction Co. Ltd.	129,954	3,602,346
Hyundai Glovis Co. Ltd.	30,582	4,104,136
Hyundai Mipo Dockyard Co. Ltd.(a)	38,951	2,443,765
Hyundai Mobis Co. Ltd.	99,708	17,634,367
Hyundai Motor Co.	221,724	31,569,993
Hyundai Steel Co.	146,305	3,977,671
Industrial Bank of Korea	456,909	4,181,526
JYP Entertainment Corp.	47,578	3,532,828
Kakao Corp.	510,380	19,912,362
Kakao Pay Corp.(a)	44,577	1,586,277
KakaoBank Corp.	275,599	5,583,964
Kangwon Land Inc.	142,255	1,705,271
KB Financial Group Inc.	628,073	25,394,791
Kia Corp.	426,761	28,353,199
Korea Aerospace Industries Ltd.(d)	122,456	4,400,320
Korea Electric Power Corp.(a)	414,228	6,042,504
Korea Investment Holdings Co. Ltd.	68,851	3,183,899
Korea Zinc Co. Ltd.	13,859	5,257,244
Korean Air Lines Co. Ltd.	301,428	5,222,182
Krafton Inc.(a)	48,261	7,932,772
KT Corp.	83,191	2,161,224
KT&G Corp.	169,638	11,563,873
Kum Yang Co. Ltd.(a)	50,933	5,065,073
Kumho Petrochemical Co. Ltd.	28,285	2,793,027
L&F Co. Ltd.(d)	41,326	5,621,586
LG Chem Ltd.	80,862	31,282,669
LG Corp.	155,667	10,082,055
LG Display Co. Ltd.(a)	377,281	3,651,223
LG Electronics Inc.	174,317	13,821,732
LG Energy Solution(a)	75,920	26,610,036
LG H&H Co. Ltd.	14,999	3,874,844
LG Innotek Co. Ltd.	24,014	4,418,842
LG Uplus Corp.	303,195	2,462,773
Lotte Chemical Corp.	31,873	3,794,559
Meritz Financial Group Inc.	173,031	7,419,174
Mirae Asset Securities Co. Ltd.	402,608	2,231,383
NAVER Corp.	214,736	34,517,494
NCSoft Corp.	23,310	4,719,930
Netmarble Corp.(a)(b)	38,507	1,761,635
NH Investment & Securities Co. Ltd.	227,386	1,802,909
Orion Corp.	40,373	3,650,646
Pearl Abyss Corp.(a)	55,617	1,617,732
Security	Shares	Value

South Korea (continued)
Posco DX Co. Ltd.	85,175	$3,782,915
POSCO Future M Co. Ltd.(d)	50,723	12,694,602
POSCO Holdings Inc.	117,449	43,860,800
Posco International Corp.	86,553	3,824,307
Samsung Biologics Co. Ltd.(a)(b)	29,162	16,313,256
Samsung C&T Corp.	135,728	12,514,893
Samsung Electro-Mechanics Co. Ltd.	92,214	10,391,338
Samsung Electronics Co. Ltd.	7,797,065	439,658,635
Samsung Engineering Co. Ltd.(a)	258,347	5,037,152
Samsung Fire & Marine Insurance Co. Ltd.	50,992	10,249,041
Samsung Heavy Industries Co. Ltd.(a)	1,083,568	6,687,525
Samsung Life Insurance Co. Ltd.	131,388	7,102,904
Samsung SDI Co. Ltd.	89,231	32,491,340
Samsung SDS Co. Ltd.	63,583	8,267,823
Samsung Securities Co. Ltd.	98,752	2,993,751
Shinhan Financial Group Co. Ltd.	718,527	20,496,653
SK Biopharmaceuticals Co. Ltd.(a)	51,852	3,449,084
SK Bioscience Co. Ltd.(a)	44,113	2,314,189
SK Hynix Inc.	891,337	92,486,440
SK IE Technology Co. Ltd.(a)(b)	47,002	2,573,387
SK Inc.	58,522	7,403,958
SK Innovation Co. Ltd.(a)	98,558	10,910,889
SK Square Co. Ltd.(a)	158,262	6,227,395
SK Telecom Co. Ltd.	68,879	2,786,873
SKC Co. Ltd.	31,130	2,327,352
S-Oil Corp.	73,392	3,868,111
Woori Financial Group Inc.	1,001,973	10,100,679
Yuhan Corp.	88,041	4,178,804
		1,334,194,664
Taiwan — 21.8%
Accton Technology Corp.	814,000	13,849,322
Acer Inc.	4,663,000	5,260,106
Advantech Co. Ltd.	760,280	8,589,155
Airtac International Group	227,439	7,899,542
Alchip Technologies Ltd.	117,976	11,744,730
ASE Technology Holding Co. Ltd.	5,042,000	20,589,622
Asia Cement Corp.	3,736,000	4,983,852
Asustek Computer Inc.	1,146,000	14,449,457
AUO Corp.	10,674,800	5,602,034
Catcher Technology Co. Ltd.	921,000	5,730,033
Cathay Financial Holding Co. Ltd.	15,698,379	23,364,352
Chailease Holding Co. Ltd.	2,493,595	14,816,341
Chang Hwa Commercial Bank Ltd.	8,966,431	5,107,059
Cheng Shin Rubber Industry Co. Ltd.	3,138,000	4,726,350
China Airlines Ltd.	4,764,000	3,219,703
China Development Financial Holding Corp.(a)	26,705,920	10,854,154
China Steel Corp.	19,294,000	16,159,099
Chunghwa Telecom Co. Ltd.	6,153,000	23,523,635
Compal Electronics Inc.	7,007,000	6,931,391
CTBC Financial Holding Co. Ltd.	28,758,000	25,170,260
Delta Electronics Inc.	3,190,000	32,264,625
E Ink Holdings Inc.	1,398,000	8,162,513
E.Sun Financial Holding Co. Ltd.	23,271,336	19,058,005
Eclat Textile Co. Ltd.	292,000	5,552,150
eMemory Technology Inc.	105,000	8,419,631
Eva Airways Corp.	4,160,000	4,168,219
Evergreen Marine Corp. Taiwan Ltd.	1,673,400	6,002,493
Far Eastern New Century Corp.	4,691,000	4,593,680
Far EasTone Telecommunications Co. Ltd.	2,594,000	6,880,750
Feng TAY Enterprise Co. Ltd.	807,760	4,752,172
First Financial Holding Co. Ltd.	18,095,849	16,034,608
Formosa Chemicals & Fibre Corp.	5,661,000	11,610,437

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Formosa Petrochemical Corp.	1,854,000	$5,034,506
Formosa Plastics Corp.	6,141,000	15,871,213
Fubon Financial Holding Co. Ltd.	12,690,663	26,154,043
Gigabyte Technology Co. Ltd.	810,000	6,451,557
Global Unichip Corp.	142,000	7,477,290
Globalwafers Co. Ltd.	346,000	6,454,270
Hon Hai Precision Industry Co. Ltd.	20,359,200	66,128,269
Hotai Motor Co. Ltd.	495,572	11,234,538
Hua Nan Financial Holdings Co. Ltd.	14,749,078	10,498,906
Innolux Corp.	14,047,042	5,675,767
Inventec Corp.	4,340,000	5,883,252
Largan Precision Co. Ltd.	162,000	12,377,280
Lite-On Technology Corp.	3,297,000	11,589,779
MediaTek Inc.	2,474,000	74,713,552
Mega Financial Holding Co. Ltd.	18,544,895	23,439,200
Micro-Star International Co. Ltd.	1,174,000	6,892,294
momo.com Inc.	127,420	2,111,347
Nan Ya Plastics Corp.	7,723,000	16,817,891
Nan Ya Printed Circuit Board Corp.	370,000	2,935,266
Nanya Technology Corp.	1,999,000	4,790,603
Nien Made Enterprise Co. Ltd.	280,000	3,045,537
Novatek Microelectronics Corp.	934,000	15,256,390
Parade Technologies Ltd.	126,000	4,330,025
Pegatron Corp.	3,277,000	8,511,388
PharmaEssentia Corp.(a)	378,000	4,403,770
Pou Chen Corp.	3,554,000	3,509,063
Powerchip Semiconductor Manufacturing Corp.	4,971,000	4,786,146
President Chain Store Corp.	935,000	8,059,528
Quanta Computer Inc.	4,409,000	28,540,130
Realtek Semiconductor Corp.	797,000	11,460,034
Ruentex Development Co. Ltd.	2,506,640	2,872,302
Shanghai Commercial & Savings Bank Ltd. (The)	6,225,678	8,974,023
Shin Kong Financial Holding Co. Ltd.(a)	21,436,897	6,177,483
Silergy Corp.	518,000	7,065,215
SinoPac Financial Holdings Co. Ltd.	17,920,201	10,834,397
Synnex Technology International Corp.	2,025,000	4,455,703
Taishin Financial Holding Co. Ltd.	18,337,336	10,739,772
Taiwan Business Bank	10,296,064	4,450,881
Taiwan Cement Corp.	11,089,671	12,383,197
Taiwan Cooperative Financial Holding Co. Ltd.	17,102,961	14,731,711
Taiwan High Speed Rail Corp.	3,038,000	2,925,335
Taiwan Mobile Co. Ltd.	2,727,000	8,577,905
Taiwan Semiconductor Manufacturing Co. Ltd.	40,185,000	735,068,803
Unimicron Technology Corp.	2,231,000	12,648,683
Uni-President Enterprises Corp.	7,929,000	18,509,045
United Microelectronics Corp.	18,371,000	28,727,847
Vanguard International Semiconductor Corp.	1,448,000	3,691,092
Voltronic Power Technology Corp.	107,000	5,498,010
Walsin Lihwa Corp.	4,621,473	5,761,798
Wan Hai Lines Ltd.	1,060,015	1,585,506
Winbond Electronics Corp.	5,098,899	4,624,379
Wistron Corp.	4,259,000	12,408,666
Wiwynn Corp.	143,000	8,023,363
WPG Holdings Ltd.	2,591,520	6,434,876
Yageo Corp.	545,858	10,493,426
Yang Ming Marine Transport Corp.	2,867,000	3,857,542
Yuanta Financial Holding Co. Ltd.	16,530,412	13,753,743
Zhen Ding Technology Holding Ltd.	1,048,000	3,474,854
		1,743,251,871
Thailand — 2.4%
Advanced Info Service PCL, NVDR	1,941,200	12,040,998
Airports of Thailand PCL, NVDR(a)	6,743,300	11,405,082
Security	Shares	Value

Thailand (continued)
Asset World Corp. PCL, NVDR(d)	12,200,400	$1,284,742
Bangkok Dusit Medical Services PCL, NVDR	18,377,600	13,723,553
Bangkok Expressway & Metro PCL, NVDR	12,240,800	2,713,824
Banpu PCL, NVDR	13,759,500	2,916,212
Berli Jucker PCL, NVDR(d)	1,725,600	1,288,051
BTS Group Holdings PCL, NVDR	13,329,900	2,751,269
Bumrungrad Hospital PCL, NVDR	966,700	6,127,452
Central Pattana PCL, NVDR	3,249,800	6,265,364
Central Retail Corp. PCL, NVDR	3,127,800	3,358,678
Charoen Pokphand Foods PCL, NVDR(d)	6,150,900	3,476,281
CP ALL PCL, NVDR	9,496,500	14,041,038
CP Axtra PCL	3,758,100	2,885,152
Delta Electronics Thailand PCL, NVDR	5,092,700	11,276,145
Energy Absolute PCL, NVDR	2,674,100	3,386,865
Global Power Synergy PCL, NVDR	1,101,600	1,426,416
Gulf Energy Development PCL, NVDR(d)	4,942,200	6,465,266
Home Product Center PCL, NVDR	9,784,500	3,282,743
Indorama Ventures PCL, NVDR	2,811,700	1,958,572
Intouch Holdings PCL, NVDR	1,554,450	3,086,071
Kasikornbank PCL, NVDR	968,900	3,525,255
Krung Thai Bank PCL, NVDR	5,971,800	3,091,190
Krungthai Card PCL, NVDR	1,619,400	2,153,013
Land & Houses PCL, NVDR	12,356,100	2,705,789
Minor International PCL, NVDR	5,626,400	4,362,961
Muangthai Capital PCL, NVDR	1,153,300	1,435,031
Osotspa PCL, NVDR	2,213,400	1,438,793
PTT Exploration & Production PCL, NVDR	2,208,700	9,481,274
PTT Global Chemical PCL, NVDR	3,641,000	3,993,271
PTT Oil & Retail Business PCL, NVDR	5,116,000	2,895,396
PTT Public Company Ltd., NVDR	16,512,800	16,312,093
SCB X PCL, NVS	1,355,000	3,824,343
SCG Packaging PCL, NVDR	2,145,100	2,354,303
Siam Cement PCL (The), NVDR	1,292,200	10,546,285
Thai Oil PCL, NVDR	2,087,100	3,050,395
TMBThanachart Bank PCL, NVDR	41,411,500	1,813,011
True Corp. PCL	17,030,582	2,717,111
		190,859,288
Turkey — 1.0%
Akbank TAS	5,119,678	5,972,053
Aselsan Elektronik Sanayi Ve Ticaret AS	2,289,437	3,872,386
BIM Birlesik Magazalar AS	748,322	7,988,849
Eregli Demir ve Celik Fabrikalari TAS(a)	2,162,458	3,069,821
Ford Otomotiv Sanayi AS	112,081	3,264,392
Haci Omer Sabanci Holding AS	1,717,499	3,625,304
Hektas Ticaret TAS(a)	1,836,024	1,417,939
KOC Holding AS	1,241,951	6,077,859
Koza Altin Isletmeleri AS	1,603,439	1,290,514
Pegasus Hava Tasimaciligi AS(a)	79,286	1,938,207
Sasa Polyester Sanayi AS(a)	1,921,631	3,319,485
Tofas Turk Otomobil Fabrikasi AS	192,817	1,592,027
Turk Hava Yollari AO(a)	916,291	7,971,793
Turkcell Iletisim Hizmetleri AS(a)	1,982,483	3,971,797
Turkiye Is Bankasi AS, Class C	5,734,589	4,266,082
Turkiye Petrol Rafinerileri AS	1,598,085	8,452,554
Turkiye Sise ve Cam Fabrikalari AS	2,233,213	3,810,753
Yapi ve Kredi Bankasi AS	5,522,391	3,678,521
		75,580,336
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	4,834,151	11,056,859
Abu Dhabi Islamic Bank PJSC	2,416,779	6,712,270
Abu Dhabi National Oil Co. for Distribution PJSC	5,303,116	5,487,152

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Aldar Properties PJSC	6,368,885	$9,920,457
Americana Restaurants International PLC	4,210,750	3,863,862
Dubai Islamic Bank PJSC	4,769,872	7,167,931
Emaar Properties PJSC	10,880,948	22,476,189
Emirates NBD Bank PJSC	3,125,984	14,980,686
Emirates Telecommunications Group Co. PJSC	5,665,683	29,805,175
First Abu Dhabi Bank PJSC	7,209,583	26,933,732
Multiply Group(a)	6,430,946	6,148,255
		144,552,568
United Kingdom — 0.2%
Anglogold Ashanti PLC, NVS	675,156	13,072,106

Total Common Stocks — 96.5%
(Cost: $7,576,717,223)		7,703,482,502

Preferred Stocks

Brazil — 2.2%
Banco Bradesco SA, Preference Shares, NVS	8,617,093	28,484,087
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	441,259	4,022,570
Cia. Energetica de Minas Gerais, Preference Shares, NVS	2,287,389	5,144,482
Cia. Paranaense de Energia, Preference Shares, NVS	1,361,999	2,617,712
Gerdau SA, Preference Shares, NVS	1,876,649	8,330,834
Itau Unibanco Holding SA, Preference Shares, NVS	7,903,676	50,726,247
Itausa SA, Preference Shares, NVS	8,872,147	17,574,676
Petroleo Brasileiro SA, Preference Shares, NVS	7,759,127	56,608,578
		173,509,186
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	230,525	11,666,891

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	767,209	5,311,057

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	3,036,700	338

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	38,349	3,208,490
Series 2, Preference Shares, NVS	60,188	5,108,655
Security	Shares	Value

South Korea (continued)
LG Chem Ltd., Preference Shares, NVS	11,874	$2,836,760
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,339,122	60,074,893
		71,228,798
Total Preferred Stocks — 3.3%
(Cost: $245,623,197)		261,716,270

Rights

Thailand — 0.0%
SCC Rates,
(Expires 12/11/23, Strike Price THB 11.50)	156,387	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.8%
(Cost: $7,822,340,420)		7,965,198,772

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	16,478,192	16,486,432

Total Short-Term Securities — 0.2%
(Cost: $16,484,524)		16,486,432

Total Investments — 100.0%
(Cost: $7,838,824,944)		7,981,685,204

Liabilities in Excess of Other Assets — (0.0)%		(2,194,576)

Net Assets — 100.0%		$7,979,490,628

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,022,334	$—	$(23,544,495	)(a)	$8,541	$52	$16,486,432	16,478,192	$261,356	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	12,914		—
					$8,541	$52	$16,486,432		$274,270		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	306	12/15/23	$15,103	$15,056

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,272,985,867	$6,430,491,962	$4,673	$7,703,482,502
Preferred Stocks	178,820,243	82,895,689	338	261,716,270
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	16,486,432	—	—	16,486,432
	$1,468,292,542	$6,513,387,651	$5,011	$7,981,685,204

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,056	$—	$—	$15,056

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company